1. Operations (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfOperationsLineItems [Line Items]
Total municipalities	372	369
Municipalities with signed contracts	324
Ilhabela, Juquitiba e Ubatuba
SummaryOfOperationsLineItems [Line Items]
Gross revenue (except construction revenue)	R$ 89,165	R$ 81,385	R$ 81,911
Intangible and contract assets	R$ 351,441	R$ 289,922